Stockholders' Equity - Additional Information (Detail) - $ / shares	Jun. 30, 2022	Dec. 31, 2021	Mar. 12, 2021	Mar. 08, 2021	Mar. 07, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Common stock, shares authorized (in shares)	600,000,000	600,000,000	600,000,000	600,000,000		262,797,235
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares issued (in shares)	219,227,971	219,195,971				1,708,476
Common stock, shares outstanding (in shares)	219,227,971	219,195,971		217,076,712	76,565,107	1,708,476
Preferred stock, shares authorized (in shares)			1,000,000	1,000,000
Preferred stock, par value (in dollars per share)			$ 0.0001	$ 0.0001
Preferred stock, shares issued (in shares)		0
Preferred stock, shares outstanding (in shares)	0	0